UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	February 29
Date of reporting period:	August 31, 2019

Item #1. Reports to Stockholders.

INDEX	DGHM V2000 SmallCap Value Fund and DGHM MicroCap Value Fund (collectively, the “DGHM Funds”)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

DGHM FUNDS

DGHM V2000 SmallCap Value Fund

DGHM MicroCap Value Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended August 31, 2019 (unaudited)

SEMI-ANNUAL REPORT

DGHM V2000 SmallCap Value Fund

Portfolio Composition as of August 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	20.56%
Industrial	11.72%
Real Estate Investment Trusts	11.14%
Utilities	9.59%
Healthcare	6.99%
Miscellaneous Manufacturing	5.93%
Retail	5.45%
Oil & Gas Services	5.34%
Insurance	4.57%
Transportation	4.56%
Media	4.40%
Information Technology	3.12%
Investment Services	2.22%
Materials	1.98%
Short Term Investments	2.06%
99.63%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM V2000 SmallCap Value Fund

Schedule of InvestmentsAs of August 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 97.57%

BANKS – 20.56%
Associated Banc-Corp.	12,611	$242,636
Columbia Banking System, Inc.	3,806	131,345
Community Trust Bancorp, Inc.	6,262	243,592
First Hawaiian, Inc.	6,789	174,477
First Horizon National Corp.	17,266	273,321
Fulton Financial Corp.	14,652	233,699
Greenhill & Co., Inc.	12,215	171,499
Hancock Whitney Corp.	4,732	166,141
Old National Bancorp	5,587	93,862
Provident Financial Services	10,439	248,553
Sandy Spring Bancorp, Inc.	7,380	247,082
South State Corp.	2,944	216,619
Washington Federal, Inc.	7,695	273,942
WesBanco, Inc.	391	13,380
		2,730,148

HEALTHCARE – 6.99%
The Ensign Group, Inc.	2,999	149,650
Integer Holdings Corp.*	2,646	191,570
Orthofix Medical Inc.*	3,871	196,802
Prestige Consumer Healthcare, Inc.*	6,222	198,357
RadNet, Inc.*	13,793	191,861
		928,240

INDUSTRIAL – 11.72%
Atkore International Group, Inc.*	7,830	227,148
Gibraltar Industries, Inc.*	8,108	326,509
HUB Group Inc - Class A*	4,931	212,329
Kennametal, Inc.	4,326	129,304
SPX Flow, Inc.*	3,820	128,772
The Greenbrier Companies, Inc.	8,288	193,028
Unifirst Corporation of Massachusetts	1,731	339,120
		1,556,210

DGHM V2000 SmallCap Value Fund

Schedule of Investments - continuedAs of August 31, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
INFORMATION TECHNOLOGY – 3.12%
Ciena Corp.*	6,076	$248,691
Fabrinet*	3,281	165,658
		414,349

INSURANCE – 4.57%
FBL Financial Group, Inc.	3,369	182,701
Radian Group, Inc.	7,231	163,059
Renaissance Re Holdings Ltd.	1,448	261,436
		607,196
INVESTMENT SERVICES – 2.22%
Kennedy-Wilson Holdings, Inc.	14,022	294,182

MATERIALS – 1.98%
Graphic Packaging Holding Co.	19,046	263,025

MEDIA – 4.40%
Cable One, Inc.	249	323,107
Nexstar Media Group, Inc. - Class A	2,643	261,366
		584,473

MISCELLANEOUS MANUFACTURING – 5.93%
Kaiser Aluminum Corp.	2,829	250,168
Orion Engineered Carbons SA	3,075	42,773
Teradyne, Inc.	6,277	332,493
TreeHouse Foods, Inc.*	3,181	161,118
		786,552

OIL & GAS SERVICES – 5.34%
C&J Energy Services, Inc.*	12,931	123,620
Oceaneering International, Inc.*	15,777	204,470
Talos Energy, Inc.*	9,189	174,958
WPX Energy, Inc.*	19,131	205,850
	.	708,898

REAL ESTATE INVESTMENT TRUSTS – 11.14%
Brandywine Realty Trust	22,217	318,814
Cousins Properties, Inc.	8,809	305,655
Hersha Hospitality Trust - Class A	17,710	246,169

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM V2000 SmallCap Value Fund

Schedule of Investments - continuedAs of August 31, 2019 (unaudited)

	Shares	Fair Value
Kite Realty Group	8,837	$126,281
Meritage Homes Corp.*	3,220	210,395
STAG Industrial, Inc.	9,354	272,014
		1,479,328

RETAIL – 5.45%
American Eagle Outfitters, Inc.	18,321	308,159
Bed Bath & Beyond Inc.	8,076	78,095
Caleres, Inc.	8,531	171,900
Urban Outfitters, Inc.*	7,034	164,666
		722,820

TRANSPORTATION – 4.56%
Forward Air Corp.	5,070	315,861
Moog, Inc. - Class A	3,558	289,088
		604,949

UTILITIES – 9.59%
NorthWestern Corp.	4,265	308,957
Portland General Electric Co.	5,932	337,471
Quanta Services, Inc.	9,335	316,456
Southwest Gas Holdings, Inc.	3,405	310,638
		1,273,522

TOTAL COMMON STOCKS – 97.57%
(Cost: $11,268,269)		12,953,892

SHORT TERM INVESTMENTS – 2.06%
Federated Treasury Obligations Fund - Institutional Shares 1.98%**	273,575	273,575
(Cost: $273,575)

TOTAL INVESTMENTS – 99.63%
(Cost: $11,541,844)		13,227,467
Other assets, net of liabilities – 0.37%		49,108
NET ASSETS – 100.00%		$13,276,575

*Non-income producing

**Effective 7 day yield at August 31, 2019

SEMI-ANNUAL REPORT

DGHM MicroCap Value Fund

Portfolio Composition as of August 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	15.14%
Capital Goods	12.99%
Real Estate Investment Trusts	11.65%
Healthcare	6.14%
Consumer Services	5.50%
Materials	4.83%
Utilities	4.82%
Financials	4.74%
Commercial & Professional Services	4.59%
Consumer Durables & Apparel	4.56%
Energy	4.49%
Consumer Discretionary	3.64%
Software & Services	3.49%
Semiconductors	3.07%
Transportation	2.14%
Diversified Financials	1.25%
Information Technology	1.20%
Preferred Stocks:
Financials	1.06%
Short Term Investments	4.40%
99.70%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM MicroCap Value Fund

Schedule of InvestmentsAs of August 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 94.24%

BANKS – 15.14%
BankFinancial Corp.	29,784	$347,281
Capital City Bank Group, Inc.	16,898	411,973
Central Valley Community Bancorp	30,269	592,667
Community Trust Bancorp, Inc.	13,111	510,018
First Bancorp	15,822	557,251
First Community Bancshares, Inc.	25,540	812,427
HomeTrust Bancshares, Inc.	22,681	572,015
National Bankshares, Inc.	15,045	504,008
Northrim BanCorp, Inc.	15,711	568,738
Pacific Mercantile Bancorp*	64,327	488,885
Sandy Spring Bancorp, Inc.	17,701	592,630
Territorial Bancorp Inc.	20,564	562,425
		6,520,318

CAPITAL GOODS – 12.99%
Commercial Vehicle Group, Inc.*	64,230	407,861
Continental Building Products, Inc.*	26,081	655,676
Ducommun Inc.*	20,490	843,778
Hurco Companies, Inc.	12,423	396,418
Kimball Electronics, Inc.*	31,661	418,242
L. B. Foster Co. - Class A*	22,379	445,566
Preformed Line Products Co.	10,403	533,154
Sterling Construction Co., Inc.*	94,202	1,054,120
Transcat, Inc.**	36,196	840,833
		5,595,648

COMMERCIAL & PROFESSIONAL SERVICES – 4.59%
CBIZ, Inc.*	44,400	991,896
SP Plus Corp.*	28,533	984,674
		1,976,570

CONSUMER DISCRETIONARY – 3.64%
The Cato Corp. - Class A	44,170	756,632
William Lyon Homes - Class A*	45,993	812,696
		1,569,328

DGHM MicroCap Value Fund

Schedule of Investments - continuedAs of August 31, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
CONSUMER DURABLES & APPAREL – 4.56%
MasterCraft Boat Holdings, Inc.*	42,334	$641,360
Rocky Brands, Inc.	23,743	691,871
Vera Bradley, Inc.*	59,461	629,692
		1,962,923

CONSUMER SERVICES – 5.50%
Ark Restaurants Corp.	35,637	721,649
Collectors Universe, Inc.	32,231	835,428
The Marcus Corp.	24,234	813,293
		2,370,370

DIVERSIFIED FINANCIALS – 1.25%
Greenhill & Co., Inc.	38,389	538,982

ENERGY – 4.49%
Bonanza Creek Energy, Inc.*	28,830	650,405
Helix Energy Solutions Group, Inc.*	94,899	687,069
Newpark Resources, Inc. *	90,245	596,519
		1,933,993

FINANCIALS – 4.74%
Employers Holdings, Inc.	21,787	939,673
South State Corp.	8,846	650,889
Western New England Bancorp, Inc.	50,672	450,474
		2,041,036

HEALTHCARE – 6.14%
Hanger, Inc.*	33,554	633,500
Harvard Bioscience, Inc.*	227,630	564,522
Orthofix Medical Inc.*	13,322	677,291
RadNet, Inc.*	55,153	767,178
		2,642,491

INFORMATION TECHNOLOGY – 1.20%
MTS Systems Corp.	9,049	514,617

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM MicroCap Value Fund

Schedule of Investments - continuedAs of August 31, 2019 (unaudited)

	Shares	Fair Value
MATERIALS – 4.83%
Foundation Building Materials, Inc.*	36,525	$625,673
Innophos Holdings, Inc.	18,372	516,070
Orion Engineered Carbons S.A.	8,830	122,825
United States Lime & Minerals, Inc.	10,581	816,536
		2,081,104

REAL ESTATE INVESTMENT TRUSTS – 11.65%
CatchMark Timber Trust, Inc. - Class A	110,255	1,092,627
City Office REIT, Inc.	69,024	934,585
Hersha Hospitality Trust - Class A	58,481	812,886
Independence Realty Trust, Inc.	81,655	1,135,821
iStar Inc.	81,479	1,042,931
		5,018,850

SEMICONDUCTORS – 3.07%
Kulicke and Soffa Industries, Inc.	35,314	735,591
Rudolph Technologies, Inc.*	26,579	584,472
		1,320,063

SOFTWARE & SERVICES – 3.49%
American Software, Inc. - Class A	50,333	793,248
NIC Inc.	34,052	708,963
		1,502,211

TRANSPORTATION – 2.14%
Marten Transport, Ltd.	46,843	921,402

UTILITIES – 4.82%
Artesian Resources Corp. - Class A	16,641	605,732
RGC Resources, Inc.	20,817	590,786
Unitil Corp.	14,536	877,538
		2,074,056

TOTAL COMMON STOCKS – 94.24%
(Cost: $37,411,352)		40,583,962

DGHM MicroCap Value Fund

Schedule of Investments - continuedAs of August 31, 2019 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Shares	Fair Value
PREFERRED STOCK – 1.06%

FINANCIAL – 1.06%
Steel Partners Holdings L.P., Series A, 6.00%, 2/7/2026	22,087	$456,097

TOTAL PREFERRED STOCKS – 1.06%
(Cost: $343,461)		456,097

SHORT TERM INVESTMENTS – 4.40%
Federated Treasury Obligation Fund - Institutional Class 1.98**	1,895,087	1,895,087
(Cost: $1,895,087)

TOTAL INVESTMENTS – 99.70%
(Cost: $39,649,900)		42,935,146
Other assets, net of liabilities - 0.30%		127,654
NET ASSETS – 100.00%		$ 43,062,800

*Non-income producing

**Effective 7 day yield as of August 31, 2019

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM FUNDS

Statements of Assets and LiabilitiesAs of August 31, 2019 (unaudited)

	DGHM V2000 SmallCap Value Fund	DGHM MicroCap Value Fund
ASSETS
Investments at fair value*	$13,227,467	$42,935,146
Receivable for investments sold	17,813	50,815
Receivable for capital stock sold	358	—
Dividends and interest receivable	13,369	76,920
Due from advisor	779	—
Prepaid expenses	26,731	31,735
TOTAL ASSETS	13,286,517	43,094,616

LIABILITIES
Accrued investment advisory fees	—	25,415
Accrued 12b-1 fees	54	14
Accrued administration, transfer agent and accounting fees	4,526	2,628
Other accrued expenses	5,362	3,759
TOTAL LIABILITIES	9,942	31,816
NET ASSETS	$13,276,575	$43,062,800

Net Assets Consist of:
Paid-in-capital	$10,588,511	$39,176,400
Distributable earnings (deficit)	2,688,064	3,886,400
Net Assets	$13,276,575	$43,062,800

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class
Net Assets	$144,628	$153,659
Shares Outstanding (unlimited number of shares authorized without par value)	13,439	13,463
Net Asset Value and Offering Price Per Share	$10.76	$11.41
Redemption Price Per Share	$10.76	$11.30	(a)

Institutional Class
Net Assets	$13,131,947	$42,909,141
Shares Outstanding (unlimited number of shares authorized without par value)	1,147,795	3,758,777
Net Asset Value and Offering Price Per Share	$11.44	$11.42
Redemption Price Per Share	$11.44	$11.31	(a)

* Identified cost of:	$11,541,844	$39,649,900

(a)Certain redemptions made within 60 days of purchase may include a redemption fee

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM FUNDS

Statements of OperationsFor the Six Months Ended August 31, 2019 (unaudited)

	DGHM V2000 SmallCap Value Fund	DGHM MicroCap Value Fund
INVESTMENT INCOME
Dividends	$394,782	$480,432
Interest	9,062	18,680
Total investment income	403,844	499,112

EXPENSES
Investment advisory fees (Note 2)	147,977	213,457
12b-1 fees (Note 2)
Investor Class	191	237
Recordkeeping and administrative services (Note 2)	15,843	15,169
Accounting fees (Note 2)	12,153	12,567
Custodian fees	5,209	6,364
Transfer agent fees (Note 2)
Investor Class	38	52
Institutional Class	10,842	10,906
Professional fees	21,521	18,228
Filing and registration fees	13,649	12,038
Trustee fees	2,756	2,535
Compliance fees	3,604	3,329
Shareholder reports
Investor Class	208	32
Institutional Class	6,596	3,835
Shareholder servicing (Note 2)
Investor Class	178	238
Institutional Class	14,955	15,757
Insurance	1,650	1,424
Other	6,912	5,268
Total expenses	264,282	321,436
Investment advisory fee waivers (Note 2)	(82,689)	(67,128)
Net Expenses	181,593	254,308
Net investment income (loss)	222,251	244,804

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,583,052	(880,109)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,063,771)	(252,655)
Net realized and unrealized gain (loss) on investments	(2,480,719)	(1,132,764)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,258,468)	$(887,960)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM FUNDS

	DGHM V2000 SmallCap Value Fund		DGHM MicroCap Value Fund
	Six months ended August 31, 2019 (unaudited)	For the Year ended February 28, 2019	Six months ended August 31, 2019 (unaudited)		For the Year ended February 28, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$222,251	$342,293	$244,804		$85,645
Net realized gain (loss) on investments	2,583,052	(1,112,902)	(880,109)		(19,181)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,063,771)	301,937	(252,655)		563,088
Increase (decrease) in net assets from operations	(2,258,468)	(468,672)	(887,960)		629,552

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	—	(8,880)	(2,071)		(6,966)
Institutional Class	—	(2,725,677)	(565,191)		(1,034,147)
Decrease in net assets from distributions	—	(2,734,557)	(567,262)		(1,041,113)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	—	250	60,175		38,180
Institutional Class	1,400,907	8,730,523	1,295,631		25,693,626
Distributions reinvested
Investor Class	—	7,011	2,030		6,887
Institutional Class	—	2,525,455	394,700		920,070
Shares redeemed
Investor Class	(274)	(36,792)	(148,374	)(A)	(137,187	)(A)
Institutional Class	(37,948,359)	(7,506,220)	(890,750	)(B)	(6,749,959	)(B)
Increase (decrease) in net assets from capital stock transactions	(36,547,726)	3,720,227	713,412		19,771,617

NET ASSETS
Increase (decrease) during period	(38,806,194)	516,998	(741,810)		19,360,056
Beginning of period	52,082,769	51,565,771	43,804,610		24,444,554
End of period	$13,276,575	$52,082,769	$43,062,800		$43,804,610

(A) Includes redemption fees of:			$72		$72
(B) Includes redemption fees of:			$409		$409

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Investor Class Shares
Six months ended August 31, 2019 (unaudited)	Years ended February 28,	Year ended February 29, 2016	Year ended February 28, 2015
2019	2018	2017
Net asset value, beginning of period	$11.63	$12.39	$12.61	$9.65	$10.80	$10.38
Investment activities
Net investment income (loss)(A)	0.04	0.03	0.10	0.03	0.03	—	(B)
Net realized and unrealized gain (loss) on investments	(0.91)	(0.18)	0.22	2.99	(1.18)	0.43
Total from investment activities	(0.87)	(0.15)	0.32	3.02	(1.15)	0.43
Distributions
Net investment income	—	(0.03)	—	(0.06)	—	—
Net realized gains	—	(0.58)	(0.54)	—	—	(0.01)
Total distributions	—	(0.61)	(0.54)	(0.06)	—	(0.01)
Net asset value, end of period	$10.76	$11.63	$12.39	$12.61	$9.65	$10.80
Total Return	(7.48	%)**	(0.69%)	2.37%	31.30%	(10.65%)	4.14%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.14	%*	1.90%	1.92%	1.63%	2.18%	2.28%
Expenses, net of all waivers	1.40	%*	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	0.62	%*	0.26%	0.82%	0.25%	0.32%	0.03%
Portfolio turnover rate	25.93	%**	38.91%	51.15%	36.01%	38.37%	54.06%
Net assets, end of period (000’s)	$145	$157	$201	$602	$225	$357

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Less than $0.01 per share.

*Annualized

**Not Annualized

DGHM V2000 SMALLCAP Value FUND

Financial Highlights

DGHM V2000 SMALLCAP Value FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Institutional Class Shares
	Six months ended August 31, 2019 (unaudited)		Years ended February 28,			Year ended February 29, 2016	Year ended February 28, 2015

			2019	2018	2017
Net asset value, beginning of period	$12.34		$13.11	$13.44	$10.24	$11.48	$11.02
Investment activities
Net investment income (loss)(A)	0.07		0.08	0.13	0.08	0.08	0.05
Net realized and unrealized gain (loss) on investments	(0.97)		(0.18)	0.27	3.19	(1.27)	0.47
Total from investment activities	(0.90)		(0.10)	0.40	3.27	(1.19)	0.52
Distributions
Net investment income	—		(0.09)	(0.19)	(0.07)	(0.05)	(0.05)
Net realized gains	—		(0.58)	(0.54)	—	—	(0.01)
Total distributions	—		(0.67)	(0.73)	(0.07)	(0.05)	(0.06)
Net asset value, end of period	$11.44		$12.34	$13.11	$13.44	$10.24	$11.48
Total Return	(7.29	%)**	(0.28%)	2.77%	31.97%	(10.38%)	4.75%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.42	%*	1.29%	1.30%	1.28%	1.70%	1.68%
Expenses, net of all waivers	0.98	%*	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income (loss)	1.20	%*	0.65%	0.93%	0.67%	0.74%	0.45%
Portfolio turnover rate	25.93	%**	38.91%	51.15%	36.01%	38.37%	54.06%
Net assets, end of period (000’s)	$13,132		$51,926	$51,365	$60,791	$21,687	$13,549

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

*Annualized

**Not Annualized

DGHM V2000 SMALLCAP Value FUND

Financial Highlights - continued

DGHM V2000 SMALLCAP Value FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

DGHM MICROCAP VALUE FUND

Financial Highlights

Investor Class Shares
Six months ended August 31, 2019 (unaudited)	Years ended February 28,	Period July 11, 2016(B) to February 28, 2017
2019	2018
Net asset value, beginning of period	$11.83	$11.83	$12.22	$10.41
Investment activities
Net investment income (loss)(A)	0.04	0.02	(0.02)	—
Net realized and unrealized gain (loss) on investments	(0.30)	0.28	1.07	1.81
Total from investment activities	(0.26)	0.30	1.05	1.81
Distributions
Net investment income	—	(0.02)	—	—
Net realized gains	(0.16)	(0.28)	(1.44)	—
Total distributions	(0.16)	(0.30)	(1.44)	—
Paid-in capital from redemption fees	—	(C)	—	(C)	—	—
Net asset value, end of period	$11.41	$11.83	$11.83	$12.22
Total Return	(2.26	%)**	2.69%	8.05%	17.39	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.93	%*	2.03%	2.03%	2.29	%*
Expenses, net of management fee waivers	1.50	%*	1.50%	1.50%	1.50	%*
Net investment income (loss)	0.77	%*	0.06%	(0.16%)	(0.05	%)*
Portfolio turnover rate	18.62	%**	35.97%	50.99%	34.16	%**
Net assets, end of period (000’s)	$154	$246	$339	$198

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B) Inception date

(C) Less than $0.01 per share.

* Annualized

** Not Annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Institutional Class Shares
Six months ended August 31, 2019 (unaudited)	Years ended February 28,	Period June 1, 2016(B) to February 28, 2017
2019	2018
Net asset value, beginning of period	$11.81	$11.82	$12.20	$10.00
Investment activities
Net investment income (loss)(A)	1.29	0.04	0.02	0.02
Net realized and unrealized gain (loss) on investments	(1.52)	0.28	1.08	2.22
Total from investment activities	(0.23)	0.32	1.10	2.24
Distributions
Net investment income	—	(0.05)	(0.04)	(0.04)
Net realized gains	(0.16)	(0.28)	(1.44)	—
Total distributions	(0.16)	(0.33)	(1.48)	(0.04)
Paid-in capital from redemption fees	—	(C)	—	(C)	—	—
Net asset value, end of period	$11.42	$11.81	$11.82	$12.20
Total Return	(2.01	%)**	2.87%	8.50%	22.36	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.50	%*	1.51%	1.70%	1.58	%*
Expenses, net of management fee waivers	1.19	%*	1.19%	1.19%	1.19	%*
Net investment income (loss)	1.15	%*	0.23%	0.15%	0.29	%*
Portfolio turnover rate	18.62	%**	35.97%	50.99%	34.16	%**
Net assets, end of period (000’s)	$42,909	$43,559	$24,106	$22,931

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Inception date

(C) Less than $0.01 per share.

* Annualized

** Not Annualized

DGHM MICROCAP VALUE FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

DGHM MICROCAP VALUE FUND

Financial Highlights - continued

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial StatementsAugust 31, 2019 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (“each a “Fund” and collectively, the Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the DGHM V2000 SmallCap Value Fund (“SmallCap Fund”) was reorganized from the DGHM Investment Trust into the World Funds Trust. The SmallCap Fund commenced operations on June 30, 2010. DGHM MicroCap, G.P., a privately offered fund, was reorganized into the DGHM MicroCap Value Fund (“MicroCap Fund”) and commenced operations on June 1, 2016 subsequent to the tax-free transfer of assets by DGHM MicroCap, G.P.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation

The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedAugust 31, 2019 (unaudited)

faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedAugust 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments, based on the three levels defined above, as of August 31, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
SmallCap Fund
Common Stocks	$12,953,892	$—	$—	$12,953,892
Short Term Investments	273,575	—	—	273,575
	$13,227,467	$—	$—	$13,227,467

MicroCap Fund
Common Stocks	$40,583,962	$—	$—	$40,583,962
Preferred Stocks	456,097	—	—	456,097
Short Term Investments	1,895,087	—	—	1,895,087
	$42,935,146	$—	$—	$42,935,146

Refer to the Funds’ Schedules of Investments for listings of securities by security type and category.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. The Funds may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized, respectively, to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market interest rate.

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedAugust 31, 2019 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of August 31, 2019, there were no such reclassifications.

Class Net Asset Values and Expenses

The SmallCap Fund can offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. The MicroCap Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedAugust 31, 2019 (unaudited)

based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares of the SmallCap Fund may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C Shares automatically convert into Investor Class Shares after seven years. As of August 31, 2019, there were no Class C Shares of the SmallCap Fund outstanding.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to Investment Advisory Agreements, Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds.

The Advisor earned, waived and reimbursed expenses for the six months ended August 31, 2019 as follows:

Fund	Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
SmallCap Fund	0.80%	$147,977	$82,689	$—
MicroCap Fund	1.00%	213,457	67,128	—

As of October 10, 2019, the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.98% and 1.19% of the average daily net assets of each share class of the SmallCap Fund and MicroCap Fund, respectively. Through June 30, 2020 the Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedAugust 31, 2019 (unaudited)

the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Funds as of August 31, 2019, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2020	2021	2022	2023	Total
SmallCap Fund	$ 129,670	$ 191,223	$ 161,666	$ 82,689	$ 565,248
MicroCap Fund	58,013	123,556	121,091	67,128	369,788

The Funds have adopted plans of distribution in accordance with Rule 12b-1 with regard to the Funds’ Investor Classes and Class C Shares (Class C for SmallCap Value Fund only) under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Distributor of the Trust for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.

Additionally, the Funds have adopted a shareholder servicing plan for their Institutional Class, Investor Class, and Class C Shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. These fees are billed on a monthly or quarterly basis. For the six months ended August 31, 2019, the following fees under the Plans and the shareholder servicing plan were incurred:

Fund	Class	Type of Plan	Fees incurred
SmallCap Fund	Investor	12b-1	$191
SmallCap Fund	Investor	Shareholder servicing	178
SmallCap Fund	Institutional	Shareholder servicing	14,955
MicroCap Fund	Investor	12b-1	237
MicroCap Fund	Investor	Shareholder servicing	238
MicroCap Fund	Institutional	Shareholder servicing	15,757

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedAugust 31, 2019 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent, and bills the Fund monthly for these fees. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended August 31, 2019, the following fees were paid monthly:

Fund	Administration	Transfer Agent	Fund Accounting
SmallCap Fund	$15,843	$10,880	$12,153
MicroCap Fund	15,169	10,958	12,567

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended August 31, 2019, were as follows:

Fund	Purchases	Sales
SmallCap	$9,251,322	$44,266,548
MicroCap	7,644,973	8,179,985

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedAugust 31, 2019 (unaudited)

The tax character of distributions paid was as follows:

SmallCap Fund
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019
Distributions paid from:
Ordinary income	$—	$547,083
Capital gains	—	2,187,474
	$—	$2,734,557

MicroCap Fund
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019
Distributions paid from:
Ordinary income	$—	$—
Capital gains	567,262	1,041,113
	$567,262	$1,041,113

As of August 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	SmallCap Fund	MicroCap Fund
Accumulated net investment income	$222,251	$362,933
Accumulated net realized gain (loss)	780,190	238,221
Net unrealized appreciation (depreciation) on investments	1,685,623	3,285,246
Total	$2,688,064	$3,886,400

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation
SmallCap	$ 11,541,844	$2,408,221	$ (722,598)	$1,685,623
MicroCap	39,649,900	5,953,459	(2,668,213)	3,285,246

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedAugust 31, 2019 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

SmallCap Fund
	Six months ended August 31, 2019 (unaudited)
	Investor Class	Institutional Class
Shares sold	—	114,272
Shares reinvested	—	—
Shares redeemed	(24)	(3,174,381)
Net increase (decrease)	(24)	(3,060,109)

SmallCap Fund
	Year ended February 28, 2019
	Investor Class	Institutional Class
Shares sold	22	673,112
Shares reinvested	661	224,885
Shares redeemed	(3,400)	(608,382)
Net increase (decrease)	(2,717)	289,615

MicroCap Fund
	Six months ended August 31, 2019 (unaudited)
	Investor Class	Institutional Class
Shares sold	5,198	113,606
Shares reinvested	175	34,026
Shares redeemed	(12,676)	(76,426)
Net increase (decrease)	(7,303)	71,206

MicroCap Fund
	Year ended February 28, 2019
	Investor Class	Institutional Class
Shares sold	2,807	2,099,559
Shares reinvested	624	83,491
Shares redeemed	(11,297)	(535,687)
Net increase (decrease)	(7,866)	1,647,363

SEMI-ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedAugust 31, 2019 (unaudited)

NOTE 6 – LINE OF CREDIT

The Trust, on behalf of the MicroCap Fund, entered into a Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the MicroCap Fund a line of credit facility under which the Bank may make loans to the MicroCap Fund from time to time in an amount of up to $1,500,000. The Agreement limits the MicroCap Fund to using borrowings under the Agreement for daily cash needs as a temporary measure for extraordinary or emergency purposes, or for the clearance of transactions, including, without limitation, the payment of redemptions which might otherwise require the untimely disposition of the Fund’s portfolio securities. The terms of the Agreement provide for an up-front 0.10% closing fee. Any principal balance outstanding bears interest at the U.S. Federal Prime Rate of 5.25% as of August 31, 2019 and any amounts not drawn will be assessed unused line fees at the rate of 0.25% per annum. This Agreement was in effect until April 10, 2019. On April 11, 2019 the Agreement was renewed through April 10, 2021. For the six months ended August 31, 2019, there were no borrowings under the Agreement and the MicroCap Fund paid unused line fees of $1,885 pursuant to the terms of the Agreement.

NOTE 7 – ADVANCES

Each Fund has the custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed a Fund’s or the 1940 Act’s limitation concerning borrowings. Each Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended August 31, 2019, the interest was as follows:

Fund	Outstanding Average Daily Balance	Weighted Average Interest Rate	Interest Paid	Maximum Amount Outstanding During the Year	Outstanding Balance at 8/30/2019
DGHM SmallCap	$5,244,801	0.08%	$4,219	8,718,343	—
DGHM MicroCap	—	—	—	—	—

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements. No additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on May 29-30, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreements (“Advisory Agreements”) between Dalton, Greiner, Hartman, Maher & Co., LLC (“DGHM”) and the Trust with respect to the DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (collectively, the “DGHM Funds”). The Board reflected on its discussions regarding the Advisory Agreements with representatives from DGHM at the Meeting.

At the Meeting, the Board reviewed, among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that addressed the Trustees’ duties when considering the renewal of the Advisory Agreements and DGHM’s responses to a request for information from Counsel on behalf of the Board. It was noted that the responses included a copy of DGHM’s financial information, a fee comparison analysis for the DGHM Funds and comparable mutual funds, and the Advisory Agreements. The Trustees reviewed the types of information and factors to be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by DGHM; (ii) the investment performance of the DGHM Funds; (iii) the costs of the

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

services provided and profits realized by DGHM from the relationship with the DGHM Funds; (iv) the extent to which economies of scale would be realized if the DGHM Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the DGHM Funds’ investors; and (v) DGHM’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented at this and prior meetings, including information regarding the expense limitation agreement and the manner in which the DGHM Funds were managed during the period. The Board requested or was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided by DGHM to the DGHM Funds and their shareholders; (ii) quarterly assessments of the investment performance of the DGHM Funds; (iii) DGHM’s commentary on the reasons for the DGHM Funds’ performance; (iv) presentations by DGHM management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the DGHM Funds; (v) compliance reports concerning the DGHM Funds and DGHM; (vi) disclosure information contained in the registration statement of the Trust and DGHM’s Form ADV; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about DGHM, including financial information, a description of personnel and the services provided by DGHM to the DGHM Funds, information on investment advice, performance, summaries of expenses for the DGHM Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the DGHM Funds; (iii) the anticipated effect of size on the DGHM Funds’ performance and expenses; and (iv) benefits realized by DGHM from its relationship with the DGHM Funds. In deciding whether to approve the continuation of the Advisory Agreements, the Trustees considered numerous factors, including:

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

(1)The nature, extent, and quality of the services provided by DGHM.

In this regard, the Trustees considered the responsibilities DGHM would have under the Advisory Agreements. The Trustees reviewed the services to be provided by DGHM to the DGHM Funds including, without limitation: its procedures for formulating investment recommendations and assuring compliance with the DGHM Funds’ investment objectives and limitations; its coordination of services for the DGHM Funds among the DGHM Funds’ service providers; and its prior and anticipated efforts to promote the DGHM Funds, increase their assets, and assist in the distribution of DGHM Funds shares. The Trustees also considered the marketing efforts made by DGHM for the DGHM Funds. The Trustees considered: DGHM’s staffing, personnel, and methods of operation; the education and experience of DGHM’s personnel; and DGHM’s compliance program, policies, and procedures. After reviewing the foregoing and further information from DGHM, the Trustees concluded that the quality, extent, and nature of the services to be provided by DGHM were satisfactory and adequate for the DGHM Funds.

(2)Investment Performance of the DGHM Funds and DGHM.

The Trustees compared the performance of the DGHM Funds for various periods ended March 31, 2019 with the performance of the DGHM Funds’ benchmark – the Russell 2000® Value Index (the “Benchmark”). The Trustees considered the performance of each Fund relative to its peer group of funds identified by Broadridge using Morningstar data (“Peer Group”) and its Morningstar category (each a “Category”). The Trustees also considered specific performance information prepared by DGHM, including information regarding the performance of the DGHM Funds relative to separately managed accounts (each a “Composite”) managed by DGHM that have investment strategies that are substantially similar to those utilized by the DGHM Funds. The Trustees generally considered information that was as of March 31, 2019, although they took into consideration other performance information that had been provided to them since the previous approvals of the Advisory Agreements.

For the DGHM V2000 SmallCap Value Fund, the Trustees noted that the Fund’s returns for the one-year period outperformed those of its Peer Group and Category medians, but lagged its Benchmark. The Trustees further noted that for the three-year period the Fund underperformed relative to its Peer Group and Category medians and the Benchmark, and for the five-year period it lagged its Category median and Benchmark but its performance was equal to its Peer Group median. For the DGHM MicroCap Value Fund, the Trustees noted

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

that the Fund outperformed its Peer Group median but underperformed relative to its Benchmark and Category median for its only full period of performance - one year. The Board considered that small cap stocks generally performed poorly during the period and that micro-cap stocks generally performed more poorly than small cap stocks. The Trustees noted that the performance of each of the DGHM Funds was generally comparable to the relevant Composite and the Trustees considered the reasons for differences, which they deemed reasonable. The Board concluded that the performance of each of the DGHM Funds was satisfactory.

(3)The costs of the services provided and profits realized by DGHM from the relationship with the DGHM Funds.

In this regard, the Trustees considered DGHM’s staffing, personnel, and methods of operation; the financial condition of DGHM and its level of commitment to the DGHM Funds; the asset levels of the DGHM Funds; and the overall expenses of the DGHM Funds. The Trustees considered financial statements of DGHM and discussed the financial stability of the firm. The Trustees considered the profitability analysis provided by DGHM regarding its management of the DGHM Funds and concluded that the Funds’ profitability to DGHM was reasonable.

For the DGHM V2000 SmallCap Value Fund, the Trustees noted that the Fund’s net expense ratio was very near the top quartile of its Peer Group and only slightly higher than the Category median. The Trustees further noted that the DGHM V2000 SmallCap Value Fund’s net advisory fee was significantly lower than the Peer Group and Category medians. For the DGHM MicroCap Value Fund, the Trustees noted that the Fund’s net expenses and net advisory fee were below its Peer Group median.

For the DGHM MicroCap Value Fund, the Trustees noted that the management fees payable to DGHM were lower than those charged to DGHM’s separate account clients. The Trustees considered DGHM’s rationale for the differences in fee structure for the DGHM V2000 SmallCap Value Fund and its Composite and determined it was reasonable. Following this analysis and upon further consideration and discussion of the foregoing, the Trustees concluded that the fees paid to DGHM by the DGHM Funds were fair and reasonable and within a range that could have been negotiated at arms-length considering all the circumstances.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

(4)The extent to which economies of scale would be realized as the DGHM Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the DGHM Funds’ investors.

In this regard, the Trustees considered the DGHM Funds’ fee arrangements with DGHM. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the DGHM Funds would benefit from the expense limitation arrangements in place for the DGHM Funds. They further noted that these arrangements would allow shareholders of the DGHM Funds to realize benefits similar to those intended to be experienced from breakpoints in an advisory fee though shareholders would not have to wait for assets to grow significantly to realize such benefits under the expense limitation agreement. The Trustees also noted that the DGHM Funds would benefit from economies of scale under its agreements with some of its service providers other than DGHM, which they attributed to the negotiation efforts of DGHM on behalf of the DGHM Funds. The Trustees also considered DGHM’s fees for separate accounts that are managed similarly to the DGHM Funds. The Trustees noted that the DGHM Funds enjoyed lower fees at the lower asset levels than DGHM’s separate account clients, but that the separate accounts realized economies of scale for larger account sizes. The Trustees considered DGHM’s rationale for the differences in fee rates between the DGHM Funds and DGHM’s separate account clients and determined that rationale to be acceptable. Following further discussion of the DGHM Funds’ asset levels, expectations for asset growth, and DGHM’s fees, the Trustees determined that the DGHM Funds’ fee arrangements, considering all the facts and circumstances, were fair and reasonable.

(5)Possible conflicts of interest and benefits derived by DGHM.

In considering DGHM’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the DGHM Funds; the basis for the allocation of soft-dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the DGHM Funds or DGHM’s other accounts; and the substance and administration of DGHM’s code of ethics. The Trustees also considered benefits that DGHM derives from its relationship with the DGHM Funds, in addition to its fees. In this regard, the Trustees noted that DGHM receives ancillary benefits from managing the DGHM Funds, including soft dollars, the ability to market additional products and services to shareholders of the DGHM Funds, and increased market exposure. Based on the preceding, the Trustees determined that DGHM’s

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

standards and practices relating to the identification and mitigation of possible conflicts of interest and the benefits to be derived by DGHM were satisfactory and acceptable.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under each of the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreements for another one-year term.

SEMI-ANNUAL REPORT

DGHM FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2019, and held for the six months ended August 31, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

DGHM FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Annualized Expense Ratio	Expenses Paid During the Six Months Ended* (8/31/19)
SmallCap
Investor Class Actual	$1,000.00	$ 925.19	1.40%	$6.77
Investor Class Hypothetical**	$1,000.00	$1,018.00	1.40%	$7.10
Institutional Class Actual	$1,000.00	$ 927.07	0.98%	$4.75
Institutional Class Hypothetical**	$1,000.00	$1,020.10	0.98%	$4.98
MicroCap
Investor Class Actual	$1,000.00	$ 977.40	1.50%	$7.46
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$7.61
Institutional Class Actual	$1,000.00	$ 979.90	1.19%	$5.92
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$6.04

*Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days for SmallCap Fund and MicroCap Fund in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

Investment Advisor:

Dalton, Greiner, Hartman, Maher & Co., LLC

565 Fifth Avenue, Suite 2101

New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel:

Practus™ LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

(800) 673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 8, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: November 8, 2019

* Print the name and title of each signing officer under his or her signature.